Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) (Asset and Liability Management Positions [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Notional Value, Assets	$ 20,217	$ 28,119
Fair Value, Assets	215	189
Notional Value, Liabilities	21,623	14,730
Fair Value, Liabilities	472	580
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	2,750	500
Fair Value, Assets	65	22
Derivative Asset Average Remaining Maturity Period	5 years 8 months 9 days	2 years 1 month 2 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	250	7,000
Fair Value, Assets		26
Derivative Asset Average Remaining Maturity Period	1 month 28 days	10 months 2 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	272	772
Fair Value, Assets	6	26
Derivative Asset Average Remaining Maturity Period	7 years 9 months 4 days	6 years 3 months
Notional Value, Liabilities	5,748	4,288
Fair Value, Liabilities	315	498
Derivative Liability Average Remaining Maturity Period	1 year 11 months 9 days	2 years 5 months 16 days
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	1,047
Fair Value, Assets	31
Derivative Asset Average Remaining Maturity Period	15 days
Notional Value, Liabilities		1,056
Fair Value, Liabilities		4
Derivative Liability Average Remaining Maturity Period		15 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	3,552
Fair Value, Assets	14
Derivative Asset Average Remaining Maturity Period	10 years 2 months 19 days
Notional Value, Liabilities	250	3,540
Fair Value, Liabilities	1	56
Derivative Liability Average Remaining Maturity Period	10 years 2 months 19 days	10 years 2 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	15
Derivative Asset Average Remaining Maturity Period	10 years 2 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	4,839	2,310
Fair Value, Assets	45	9
Derivative Asset Average Remaining Maturity Period	26 days	26 days
Notional Value, Liabilities	60	1,025
Fair Value, Liabilities		7
Derivative Liability Average Remaining Maturity Period	29 days	22 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	448	5,234
Fair Value, Assets	10	58
Derivative Asset Average Remaining Maturity Period	1 month 17 days	29 days
Notional Value, Liabilities	6,713	346
Fair Value, Liabilities	62	4
Derivative Liability Average Remaining Maturity Period	1 month 2 days	2 months 1 day
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	2,500	2,300
Derivative Asset Average Remaining Maturity Period	22 days	26 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	2,643	1,902
Fair Value, Assets	31	17
Derivative Asset Average Remaining Maturity Period	29 days	26 days
Notional Value, Liabilities	4	2
Derivative Liability Average Remaining Maturity Period	1 month 10 days	29 days
Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	510	6,813
Fair Value, Assets	3	24
Derivative Asset Average Remaining Maturity Period	11 days	7 days
Notional Value, Liabilities	6,176	2,121
Fair Value, Liabilities	41	4
Derivative Liability Average Remaining Maturity Period	7 days	7 days
Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	86	79
Fair Value, Assets	3	3
Derivative Asset Average Remaining Maturity Period	7 months 6 days	1 year 7 months 13 days
Other Economic Hedges [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	1,247	1,209
Fair Value, Assets	3	4
Derivative Asset Average Remaining Maturity Period	3 years 3 months 15 days	4 years 15 days
Notional Value, Liabilities	2,282	2,352
Fair Value, Liabilities	5	7
Derivative Liability Average Remaining Maturity Period	2 years 10 months 6 days	3 years 29 days
Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	58
Fair Value, Assets	4
Derivative Asset Average Remaining Maturity Period	11 days
Notional Value, Liabilities	390
Fair Value, Liabilities	$ 48
Derivative Liability Average Remaining Maturity Period	3 years 2 months 12 days